Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss

9.	Financial assets at fair value through profit or loss

(a)	Financial assets at fair value through profit or loss as of December 31, 2020 and 2021 are as follows:

	2020		2021
Debt instruments:
Governments	~~W~~	4,248,448	3,961,045
Financial institutions		13,997,922	13,449,550
Corporations		9,356,842	9,618,302
Stocks with put option		583,590	627,275
Equity investment with put option		1,860,195	2,625,297
Beneficiary certificates		12,451,709	13,386,212
Commercial papers		6,369,854	7,042,045
CMA		2,806,485	3,591,822
Others (*)		3,411,647	3,925,599

		55,086,692	58,227,147

Equity instruments:
Stocks		1,627,020	2,182,829
Equity investment		1,697	12,962
Others		107,742	179,524

		1,736,459	2,375,315

	~~W~~	56,823,151	60,602,462

Other:
Loans at FVTPL	~~W~~	2,016,801	1,683,344
Due from banks at fair value		63,112	34,262
Gold/silver deposits		188,339	83,691

	~~W~~	59,091,403	62,403,759

(*)	As of December 31, 2020 and 2021, restricted reserve for claims of customers’ deposits (trusts) are ~~W~~ 1,907,210 million and ~~W~~ 2,080,626 million, respectively.

(b)	Financial assets to which overlay approach are applied in accordance with IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ as of December 31, 2020 and 2021 are as follows:

	2020		2021
Due from banks at fair value through profit or loss	~~W~~	63,112	34,262
Securities at fair value through profit or loss		4,865,908	4,903,275

	~~W~~	4,929,020	4,937,537

A financial asset is eligible for designation for the overlay approach, if it is measured at fair value through profit or loss applying IFRS 9 but would not have been measured at fair value through profit or loss in its entirety applying IAS 39; and it is not held in respect of an activity that is not associated with contracts within the scope of IFRS 4.

The reclassified amounts between profit or loss and other comprehensive income due to the overlay approach as of and for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Profit or loss			Other comprehensive income (*)
	By IFRS 9		By IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	123,808	(21,488)	145,301	(39,958)
Net gain (loss) on disposal of financial assets at fair value through profit or loss		53,806	62,926	(9,120)	2,508
Net gain (loss) on foreign currency conversion of financial assets at fair value through profit or loss		74	—	74	(20)

	~~W~~	177,688	41,438	136,255	(37,470)

(*)	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is  ~~W~~  (8,487) million for the years ended December 31, 2020.

	2021
	Profit or loss			Other comprehensive income (*)
	By IFRS 9		By IAS 39	Amount	Tax effect
Net gain (loss) on valuation of financial assets at fair value through profit or loss	~~W~~	130,170	83,288	46,882	(12,893)
Net gain (loss) on disposal of financial assets at fair value through profit or loss		(2,668)	87,217	(89,885)	24,719

	~~W~~	127,502	170,505	(43,003)	11,826

(*)	The amount of the policyholders equity adjustment for the reclassification of other comprehensive income is  ~~W~~  11,079 million for the years ended December 31, 2021.